Investment Securities (Impairments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pre-tax, Other-Than-Temporary Impairments on Investment Securities
Total pre tax, OTTI recognized	$ 317	$ 202	$ 122
Less: pre-tax, OTTI recognized in AOCI	(4)	(31)	(51)
Pre-tax, OTTI recognized in earnings	313	171	71
Other Than Temporary Impairment Related To Equity Securities	$ 220	$ 1	$ 10